111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                                            May 4, 2022

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Massachusetts Investors Trust (the “Trust”) (File Nos. 2-11401 and 811-203); Post-Effective Amendment No. 117 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 117 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2022.

Please call the undersigned at (617) 954-4349 or Hayes Gatie at (617) 954-6851 with any questions you may have.

Very truly yours,

TIFFANY KO
Tiffany Ko
Counsel

TK/ada